Item 1. Report to Shareholders


T. Rowe Price Georgia Tax-Free Bond Fund
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                                                                     Certified
                                                                     Semiannual
                                                                     Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Georgia Tax-Free Bond Fund

Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $  11.27   $  10.99   $  10.83   $  10.15   $  11.03   $  10.92

Investment activities
  Net investment
  income (loss)    0.23       0.49       0.51*      0.52*      0.50*      0.50*

  Net realized
  and unrealized
  gain (loss)     (0.23)      0.28       0.16       0.68      (0.88)      0.11

  Total from
  investment
  activities       --         0.77       0.67       1.20      (0.38)      0.61

Distributions
  Net investment
  income          (0.23)     (0.49)     (0.51)     (0.52)     (0.50)     (0.50)

NET ASSET VALUE

End of period  $  11.04   $  11.27   $  10.99   $  10.83   $  10.15   $  11.03
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      0.01%      7.15%      6.29%*    12.08%*    (3.46)%*    5.73%*

Ratio of total
expenses to
average net
assets             0.65%!     0.65%      0.65%*     0.65%*      0.65%*    0.65%*

Ratio of net
investment
income (loss)
to average
net assets         4.13%!     4.39%      4.65%*     4.93%*      4.78%*    4.59%*

Portfolio
turnover rate      25.5%!     24.8%      32.1%      33.9%       48.5%     19.9%

Net assets,
end of period
(in thousands)  $ 84,745   $ 86,622   $ 77,807   $ 69,874    $ 57,380  $ 62,037


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 2/28/03.
!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Georgia Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)                       August 31, 2003

Statement of Net Assets                                        Par      Value
--------------------------------------------------------------------------------
                                                                In thousands

GEORGIA  96.4%

Albany - Dougherty County Hosp. Auth.
  Phoebe Putney Memorial Hosp.
    VRDN (Currently 0.81%)
    (AMBAC Insured)                        $         1,360      $         1,360

Americus & Sumter County Hosp. Auth.,
Magnolia Manor
    6.25%, 5/15/19                                   1,000                  945

Athens - Clarke County Residential Care Fac.
  Wesley Woods of Athens, 6.375%, 10/1/27              600                  518

Atlanta & Fulton County Recreation, GO,
Park Improvement
    5.75%, 12/1/18 (AMBAC Insured)                   1,500                1,658

Atlanta Airport
    Zero Coupon, 1/1/10
    (MBIA Insured) (misc. symbol)                    1,285                  927

    5.50%, 1/1/26 (FGIC Insured)
    (Prerefunded 1/1/10!)                            1,000                1,128

    5.60%, 1/1/30 (FGIC Insured)
    (Prerefunded 1/1/10!)                            1,895                2,149

    6.25%, 1/1/14
    (FGIC Insured) (misc. symbol)                    1,000                1,098

Atlanta Water & Sewer
    VRDN (Currently 0.80%) (FSA Insured)             1,200                1,200

Augusta Water & Sewer,
5.00%, 10/1/27 (FSA Insured)                         1,000                  999

Chatham County Hosp. Auth., Memorial Univ.
Medical Center
    6.125%, 1/1/24                                   1,230                1,293

Cherokee County Water & Sewerage Auth.
    5.50%, 8/1/23 (MBIA Insured)                     1,000                1,077

Clayton County Water Auth.
    5.00%, 5/1/20                                    1,000                1,023

    6.25%, 5/1/16                                    1,000                1,143

Cobb - Marietta Water Auth.,
5.25%, 11/1/21                                       1,000                1,051

Cobb County Dev. Auth., Kennesaw State Univ.
Foundation
    VRDN (Currently 0.85%)                             200                  200

Cobb County Hosp. Auth., Wellstar Health System
    5.25%, 4/1/23 (AMBAC Insured)                    1,000                1,027

Columbia County, GO, Courthouse/Detention Center
    5.625%, 2/1/20                                   1,250                1,335

Columbia County Water & Sewer
    6.25%, 6/1/18 (FGIC Insured)
    (Prerefunded 6/1/10!)                  $         1,000      $         1,171

Columbus Water & Sewer, 5.25%,
5/1/13 (FSA Insured)                                 1,000                1,099

Coweta County Residential Care Fac. for the Elderly
  Wesley Woods of Newnan-Peachtree City
    8.25%, 10/1/26                                     500                  523

Crisp County Dev. Auth., PCR, Int'l. Paper,
6.20%, 2/1/20 (misc. symbol)                         1,000                1,018

Dekalb County Dev. Auth., Emory Univ.
    6.00%, 10/1/14 (Prerefunded 10/1/04!)              410                  440

Downtown Smyrna Dev. Auth.
    6.70%, 2/1/20 (MBIA Insured)
    (Prerefunded 2/1/05!)                            1,000                1,096

Fayette County Public Fac. Auth.
  Criminal Justice Center
    6.00%, 6/1/30 (Prerefunded 6/1/10!)                500                  582

    6.25%, 6/1/20 (Prerefunded 6/1/10!)                500                  589

Forsyth County, GO, 6.00%, 3/1/16                    1,250                1,409

Forsyth County School Dist.,
GO, 6.00%, 2/1/16                                    1,000                1,126

Forsyth County Water & Sewer Auth.
    5.00%, 4/1/21                                    1,060                1,074

    5.00%, 4/1/32                                    1,000                  991

    6.25%, 4/1/20 (Prerefunded 4/1/10!)              1,000                1,176

Fulton County Dev. Auth.
  Georgia Tech Foundation, 5.00%, 11/1/21            1,000                1,013

Fulton County Residential Care Fac. for the Elderly
  Canterbury Court, 6.30%, 10/1/24                     500                  504

Fulton County School Dist., GO,
6.375%, 5/1/17                                         830                  992

Fulton County Water & Sewage Auth.
    6.25%, 1/1/09 (FGIC Insured)                     1,000                1,152

    6.375%, 1/1/14 (FGIC Insured)                       20                   24

    6.375%, 1/1/14 (FGIC Insured)
    (Escrowed to Maturity)                           1,390                1,639

Gainesville Water & Sewer, 6.00%,
11/15/12 (FGIC Insured)                              1,000                1,155

Georgia, GO
    VRDN (Currently 0.84%)                           1,000                1,000

    5.00%, 11/1/19                                   1,000                1,033

    6.50%, 4/1/08                                    1,000                1,162

Georgia Housing & Fin. Auth.
  Single Family
    5.65%, 12/1/21 (misc. symbol)          $         1,000      $         1,021

    5.75%, 12/1/31 (misc. symbol)                    1,115                1,137

    5.80%, 12/1/21 (misc. symbol)                      670                  684

    5.80%, 12/1/26 (misc. symbol)                      490                  503

    6.05%, 12/1/16 (misc. symbol)                      500                  517

    6.25%, 12/1/28 (misc. symbol)                      440                  456

    6.60%, 6/1/25 (misc. symbol)                       180                  183

Georgia Municipal Gas Auth.
  Southern Storage Gas, 6.00%, 7/1/04                  500                  520

Georgia Private Colleges & Univ. Auth.
  Emory Univ.
    5.50%, 11/1/20                                     500                  531

    5.50%, 11/1/25                                   1,975                2,055

    5.50%, 11/1/33                                   1,500                1,554

Glynn County
    5.00%, 4/1/23 (AMBAC Insured)                    1,000                1,005

Griffin Combined Public Utility,
5.125%, 1/1/27 (AMBAC Insured)                       1,000                1,006

Gwinnett County Water & Sewage Auth., GO
    5.00%, 8/1/19                                    1,000                1,028

    5.25%, 8/1/24                                    1,000                1,026

Hall County & Gainsville Hosp. Auth.,
Northeast Health System
    5.50%, 5/15/31                                   1,500                1,483

Henry County Water & Sewer Auth.
    5.00%, 2/1/07 (MBIA Insured)                     1,000                1,089

    5.125%, 2/1/20 (MBIA Insured)                    1,000                1,034

    5.625%, 2/1/30 (FGIC Insured)                    1,000                1,052

Jackson County School Dist., GO
    6.00%, 7/1/14 (MBIA Insured)
    (Prerefunded 7/1/04!)                            1,000                1,062

Macon - Bibb County Urban Dev. Auth.,
GO, 5.50%, 10/1/22                                   1,000                1,052

Macon Water Auth., 5.00%, 10/1/21                    1,000                1,011

Medical Center Hosp. Auth.
  Columbus Regional Healthcare Systems
    5.50%, 8/1/25 (MBIA Insured)                     1,000                1,022

Metropolitan Atlanta Rapid Transit Auth.
    6.90%, 7/1/20 (MBIA Insured)
    (Prerefunded 7/1/04!) **               $         1,325      $         1,417

    7.00%, 7/1/11 (Escrowed to Maturity)             2,050                2,477

    7.00%, 7/1/11 (MBIA Insured)
    (Escrowed to Maturity)                             635                  767

Municipal Electric Auth. of Georgia
    VRDN (Currently 0.85%) (MBIA Insured)            1,000                1,000

    5.25%, 11/1/22 (MBIA Insured)                      500                  513

    6.50%, 1/1/12                                      440                  506

    6.50%, 1/1/12 (Escrowed to Maturity)                80                   94

    6.50%, 1/1/17 (MBIA Insured)                       155                  182

    6.60%, 1/1/18                                      860                1,015

    6.60%, 1/1/18 (Escrowed to Maturity)               175                  211

    7.25%, 1/1/24 (AMBAC Insured)                    1,000                1,293


Newton County Hosp. Auth., GO, Newton
Health Systems
    6.00%, 2/1/20 (AMBAC Insured)                    1,000                1,095

Paulding County School Dist., GO, 6.00%,
2/1/13 (MBIA Insured)                                1,000                1,151

Paulding County Water & Sewer,
6.00%, 12/1/13 (MBIA Insured)                        1,000                1,153

Peach County School Dist., GO
    6.40%, 2/1/19 (MBIA Insured)
    (Prerefunded 2/1/05!)                              500                  546

Rockdale County Dev. Auth.,
Pratt Industries USA
    7.40%, 1/1/16 (misc. symbol)                       395                  396

Rockdale County School Dist.,
GO, 6.50%, 1/1/09                                    1,000                1,083

Roswell, GO, 5.50%, 2/1/14
(Prerefunded 2/1/09!)                                1,000                1,135

Savannah, Airport Commission,
5.25%, 1/1/17 (FSA Insured)                          1,000                1,044

Savannah Economic Dev. Auth.
  Savannah College of Art & Design,
    6.80%, 10/1/19                                     500                  529

Total Georgia (Cost $77,554)                                             81,737


PUERTO RICO  2.6%

Puerto Rico Electric Power Auth.,
5.00%, 7/1/08                                        2,000                2,171

Total Puerto Rico (Cost $2,164)                                           2,171

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
99.0% of Net Assets (Cost $79,718)                              $        83,908

Futures Contracts

                                       Contract      Unrealized
                     Expiration        Value         Gain (Loss)
                     ----------        ----------    -----------
                                            In thousands

Short, 30 U.S Treasury
10 Year contracts
$100,000 of
Metropolitan Atlanta
Rapid Transit
Auth. bonds
pledged as
initial margin             9/03     $    (3,346)    $        18

Net payments
(receipts) of
variation
margin to date                                              (13)

Variation margin
receivable (payable)
on open futures
contracts                                                                     5

Other Assets Less
Liabilities                                                                 832

NET ASSETS                                                          $    84,745
                                                                    -----------

Net Assets Consist of:
Undistributed net
investment income
(loss)                                                              $        41

Undistributed net
realized gain (loss)                                                       (829)

Net unrealized
gain (loss)                                                               4,208

Paid-in-capital
applicable to
7,675,322 shares
of no par value
shares of beneficial
interest outstanding;
unlimited number of
shares authorized                                                        81,325

NET ASSETS                                                          $    84,745
                                                                    -----------

NET ASSET VALUE
PER SHARE                                                           $     11.04
                                                                    -----------


(misc. symbol)  Interest subject to alternative minimum tax

            ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003

             !  Used in determining portfolio maturity

         AMBAC  AMBAC Assurance Corp.

          FGIC  Financial Guaranty Insurance Company

           FSA  Financial Security Assurance Inc.

            GO  General Obligation

          MBIA  MBIA Insurance Corp.

           PCR  Pollution Control Revenue

          VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Georgia Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Interest income                                          $    2,117

  Expenses

     Investment management                                        192

     Custody and accounting                                        53

     Shareholder servicing                                         28

     Legal and audit                                                7

     Registration                                                   3

     Trustees                                                       3

     Prospectus and shareholder reports                             1

     Miscellaneous                                                  2

     Total expenses                                               289

     Expenses paid indirectly                                      (1)

     Net expenses                                                 288

  Net investment income (loss)                                  1,829


  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                                   206

     Futures                                                      (66)

     Written options                                               15

     Net realized gain (loss)                                     155

Change in net unrealized gain (loss)
     Securities                                                (1,997)

     Futures                                                       59

     Change in net unrealized gain (loss)                      (1,938)

Net realized and unrealized gain (loss)                        (1,783)


INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $       46
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Georgia Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

    Net investment income                  $         1,829      $         3,635

    Net realized gain (loss)                           155                  287

    Change in net unrealized gain or loss           (1,938)               1,816

    Increase (decrease) in net
    assets from operations                              46                5,738

  Distributions to shareholders

    Net investment income                           (1,825)              (3,626)

  Capital share transactions *

    Shares sold                                     10,329               19,391

    Distributions reinvested                         1,299                2,662

    Shares redeemed                                (11,726)             (15,350)

    Increase (decrease) in net
    assets from capital
    share transactions                                 (98)               6,703

  Net Assets

  Increase (decrease) during period                 (1,877)               8,815

  Beginning of period                               86,622               77,807

  End of period                            $        84,745      $        86,622
                                           -------------------------------------
 *Share information

  Shares sold                                          914                1,756

    Distributions reinvested                           115                  241

    Shares redeemed                                 (1,043)              (1,390)

    Increase (decrease) in
    shares outstanding                                 (14)                 607


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Georgia Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)                       August 31, 2003

Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 31, 1993. The fund seeks to provide the highest level of income exempt from federal and Georgia state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade Georgia municipal bonds.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Premiums and Discounts
     Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $1,000 for the six months ended August 31, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instru-ment at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Options
     Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:

--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts             Premiums
--------------------------------------------------------------------------------

    Outstanding at beginning
    of period                                           --        $          --

    Written                                             25               15,000

    Expired                                            (25)             (15,000)

    Outstanding at
    end of period                                       --        $          --
                                                --------------------------------


     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $10,617,000 and $12,435,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $950,000 of unused capital loss carryforwards, of which $319,000 expire in 2008, $613,000 expire in 2009, and $18,000 expire in 2010.

     At August 31, 2003, the cost of investments for federal income tax purposes was $79,686,000. Net unrealized gain aggregated $4,240,000 at period-end, of which $4,421,000 related to appreciated investments and $181,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $30,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2003, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.65%. Thereafter, through February 28, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.65%. Pursuant to this agreement, $6,000 of previously unaccrued management fees were accrued as expenses of the fund during the six months ended August 31, 2003. At August 31, 2003, unaccrued management fees in the amount of $4,000 remain subject to reimbursement by the fund through February 28, 2005.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $51,000 for the six months ended August 31, 2003, of which $9,000 was payable at period-end.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003